Quarterly Holdings Report
for

Fidelity® Series Overseas Fund

January 31, 2020

SOV-QTLY-0320
1.9898562.100

Schedule of Investments January 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.8%
	Shares	Value
Austria - 0.6%
Erste Group Bank AG	1,445,607	$53,163,785
Bailiwick of Jersey - 1.0%
Experian PLC	2,058,211	71,642,175
Sanne Group PLC	2,529,771	20,076,781

TOTAL BAILIWICK OF JERSEY		91,718,956

Belgium - 1.2%
KBC Groep NV	1,508,865	110,879,930
Bermuda - 2.2%
Credicorp Ltd. (United States)	256,175	52,920,632
Hiscox Ltd.	4,001,431	69,377,471
IHS Markit Ltd.	1,063,000	83,828,180

TOTAL BERMUDA		206,126,283

Brazil - 0.7%
IRB Brasil Resseguros SA	6,640,700	69,514,449
Canada - 1.2%
Constellation Software, Inc.	112,170	117,903,943
Cayman Islands - 0.6%
Alibaba Group Holding Ltd. sponsored ADR (a)	262,900	54,312,511
Denmark - 1.2%
DSV A/S	1,058,031	115,194,874
France - 12.2%
ALTEN	561,256	69,466,644
Amundi SA (b)	470,791	38,246,078
Capgemini SA	911,262	113,544,856
Danone SA	1,248,039	99,873,663
Edenred SA	1,436,376	77,723,095
Elior SA (b)	1,537,243	21,600,821
Kering SA	124,026	76,340,825
Legrand SA	832,900	66,877,889
LVMH Moet Hennessy Louis Vuitton SE	443,139	192,974,772
Sanofi SA	1,477,200	142,458,843
SR Teleperformance SA	504,528	126,905,210
Total SA	2,746,416	133,725,005

TOTAL FRANCE		1,159,737,701

Germany - 8.6%
adidas AG	337,132	106,859,547
Bayer AG	1,067,001	85,632,784
Deutsche Borse AG	628,802	102,548,679
Deutsche Post AG	2,026,739	70,972,861
Hannover Reuck SE	548,016	106,664,889
MTU Aero Engines Holdings AG	222,400	67,681,507
SAP SE	1,347,876	175,535,631
Vonovia SE	1,758,935	100,541,494

TOTAL GERMANY		816,437,392

Hong Kong - 1.9%
AIA Group Ltd.	18,521,188	183,525,498
India - 0.5%
HDFC Bank Ltd. sponsored ADR	859,574	49,236,399
Indonesia - 0.5%
PT Bank Rakyat Indonesia Tbk	135,719,851	44,123,202
Ireland - 2.8%
DCC PLC (United Kingdom)	1,050,814	85,087,625
Kerry Group PLC Class A	866,663	110,823,201
Kingspan Group PLC (Ireland)	1,067,716	65,897,972

TOTAL IRELAND		261,808,798

Italy - 1.6%
FinecoBank SpA	5,663,685	66,424,852
Recordati SpA	2,073,239	88,822,953

TOTAL ITALY		155,247,805

Japan - 13.3%
A/S One Corp.	128,700	11,662,938
Astellas Pharma, Inc.	2,908,800	51,398,868
Hoya Corp.	1,374,807	131,576,474
Kao Corp.	1,256,668	100,228,300
Keyence Corp.	410,394	137,956,832
Nitori Holdings Co. Ltd.	519,834	80,782,757
Olympus Corp.	4,700,592	75,948,635
Oracle Corp. Japan	371,807	32,182,718
ORIX Corp.	3,551,636	59,995,893
Otsuka Corp.	1,502,606	58,593,915
Persol Holdings Co., Ltd.	2,523,253	45,111,169
Recruit Holdings Co. Ltd.	2,723,346	106,145,956
Relo Group, Inc.	1,483,928	39,626,621
Shiseido Co. Ltd.	1,063,336	68,458,226
SMC Corp.	243,221	104,991,059
Suzuki Motor Corp.	1,316,645	60,244,125
Tsuruha Holdings, Inc.	672,532	82,319,139
Welcia Holdings Co. Ltd.	348,079	19,114,291

TOTAL JAPAN		1,266,337,916

Korea (South) - 0.3%
LG Chemical Ltd.	108,946	30,272,943
Mexico - 0.3%
Grupo Financiero Banorte S.A.B. de CV Series O	4,667,772	28,677,815
Netherlands - 9.1%
ASML Holding NV (Netherlands)	565,328	158,652,177
Euronext NV (b)	407,200	35,383,264
Heineken NV (Bearer)	940,405	102,543,450
Imcd NV	1,275,851	110,439,388
Koninklijke Philips Electronics NV	2,804,615	128,444,241
Prosus NV (a)	258,605	18,708,347
QIAGEN NV (Germany) (a)	853,998	28,565,335
Unilever NV	3,346,790	195,292,633
Wolters Kluwer NV	1,218,951	91,819,527

TOTAL NETHERLANDS		869,848,362

Norway - 1.8%
Adevinta ASA Class B	2,956,098	36,059,578
Equinor ASA	4,244,015	77,124,480
Schibsted ASA (A Shares)	1,838,789	55,655,756

TOTAL NORWAY		168,839,814

South Africa - 0.4%
Naspers Ltd. Class N	251,805	40,841,896
Spain - 0.9%
Amadeus IT Holding SA Class A	1,081,896	84,975,272
Sweden - 4.4%
AddTech AB (B Shares)	1,027,430	31,537,210
ASSA ABLOY AB (B Shares)	3,599,448	85,437,553
EQT AB (a)	3,690,200	46,880,248
Hexagon AB (B Shares)	1,368,488	74,658,498
Indutrade AB	2,779,176	100,348,147
Svenska Handelsbanken AB (A Shares)	8,122,589	79,578,718

TOTAL SWEDEN		418,440,374

Switzerland - 8.9%
Alcon, Inc. (a)	1,097,800	64,704,332
Julius Baer Group Ltd.	1,386,612	69,285,762
Nestle SA (Reg. S)	2,410,061	265,812,135
Roche Holding AG (participation certificate)	785,292	263,440,824
Sika AG	440,295	79,309,783
Swiss Re Ltd.	954,661	108,033,689

TOTAL SWITZERLAND		850,586,525

Taiwan - 0.9%
Taiwan Semiconductor Manufacturing Co. Ltd.	8,303,684	85,175,092
United Kingdom - 12.4%
Beazley PLC	8,804,910	62,959,575
Cineworld Group PLC (c)	3,244,434	7,596,020
Compass Group PLC	4,918,099	121,586,370
Cranswick PLC	624,184	29,441,673
Dechra Pharmaceuticals PLC	1,087,163	40,828,428
Diageo PLC	4,360,147	172,413,814
Diploma PLC	1,152,034	29,634,162
InterContinental Hotel Group PLC	994,324	61,246,428
Intertek Group PLC	983,615	74,814,543
London Stock Exchange Group PLC	1,269,854	131,227,721
Mondi PLC	2,823,960	57,650,945
Prudential PLC	4,444,312	79,021,595
RELX PLC (London Stock Exchange)	4,176,055	111,006,494
Rentokil Initial PLC	14,009,022	86,389,926
Smith & Nephew PLC	2,901,900	69,822,381
Victrex PLC	1,569,322	45,921,940

TOTAL UNITED KINGDOM		1,181,562,015

United States of America - 7.3%
Alphabet, Inc. Class C (a)	33,341	47,818,662
Becton, Dickinson & Co.	246,021	67,700,059
Black Knight, Inc. (a)	904,000	60,495,680
Boston Scientific Corp. (a)	1,540,746	64,511,035
Global Payments, Inc.	456,127	89,150,022
Hologic, Inc. (a)	827,502	44,287,907
International Flavors & Fragrances, Inc. (c)	362,059	47,469,555
Marsh & McLennan Companies, Inc.	915,228	102,377,404
Moody's Corp.	108,568	27,879,177
NICE Systems Ltd. sponsored ADR (a)	293,308	50,536,968
Roper Technologies, Inc.	173,136	66,079,086
S&P Global, Inc.	105,058	30,858,686

TOTAL UNITED STATES OF AMERICA		699,164,241

TOTAL COMMON STOCKS
(Cost $8,764,410,404)		9,213,653,791

Investment Companies - 0.5%
United States of America - 0.5%
iShares MSCI Japan ETF
(Cost $45,003,428)	795,295	45,928,286

Money Market Funds - 3.0%
Fidelity Cash Central Fund 1.58% (d)	234,256,191	234,303,043
Fidelity Securities Lending Cash Central Fund 1.59% (d)(e)	54,265,798	54,271,225
TOTAL MONEY MARKET FUNDS
(Cost $288,574,268)		288,574,268
TOTAL INVESTMENT IN SECURITIES - 100.3%
(Cost $9,097,988,100)		9,548,156,345
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(27,516,151)
NET ASSETS - 100%		$9,520,640,194

Security Type Abbreviations

ETF – Exchange-Traded Fund

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $95,230,163 or 1.0% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$831,905
Fidelity Securities Lending Cash Central Fund	106,906
Total	$938,811

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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